Noncontrolling Interest (Narrative) (Details)	Dec. 31, 2015	Dec. 31, 2013	Jan. 31, 2010
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage	50.00%
LVE
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	100.00%
Parent Company [Member]
Noncontrolling Interest [Line Items]
Subsidiaries, Ownership Percentage	100.00%	100.00%
Borgata
Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	50.00%
Borgata
Noncontrolling Interest [Line Items]
Equity method investment, ownership percentage			50.00%